Capital - Details of Share Repurchases (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of share repurchases [abstract]
Share repurchases	$ 200	$ 190
Shares repurchased	2.6	3.5
Share repurchases - average price per share in U.S. dollars	$ 78.37	$ 53.93